TAXES (Tables)	12 Months Ended
Sep. 30, 2025
Income Tax Disclosure [Abstract]
SCHEDULE OF INCOME BEFORE PROVISION FOR INCOME TAXES

Income before provision for income taxes consisted of:

	Years Ended September 30,
	2025	2024	2023
China	$769,557	$8,175,034	$12,364,226
Income before provision for income taxes	$769,557	$8,175,034	$12,364,226

SCHEDULE OF PROVISION FOR INCOME TAX

The income tax (benefit) expense consisted of the following:

	Years Ended September 30,
	2025	2024	2023
Current
China	$53,307	$1,068,018	$2,156,843
Deferred
China	(562,285)	(883,200)	(1,427,337)
Income tax (benefit) expense	$(508,978)	$184,818	$729,506

SCHEDULE OF STATUTORY RATE OF EFFECTIVE TAX RATE

The following table reconciles the statutory rate to the Company’s effective tax rate:

	Years Ended September 30,
	2025	2024	2023
Income tax at expected tax rates	25.0%	25.0%	25.0%
Additional deduction of research and development expenses	(4.8)%	(0.8)%	(0.2)%
Non-deductible expenses	5.2%	0.3%	0.4%
Effect of PRC preferential tax rates (1)	(67.9)%	(20.5)%	(18.2)%
Non-PRC entities not subject to PRC tax (2)	(51.3)%	(1.7)%	(1.3)%
Other	-	-	0.2%
Change of valuation allowance (3)	27.7%	-	-
Effective tax rate	(66.1)%	2.3%	5.9%

(1)

China Oil Blue Ocean and ZJY Technologies were approved as HNTE in December 2022; they are entitled to a 10% reduction in income tax rate from 25% to 15%. Xinjiang Breslin is registered in the Khorgos Economic Development Zone, enjoying a preferential policy of full exemption from corporate income tax for five years.

In fiscal year 2025, the losses of other subsidiaries of the Company were offset by the net income generated by Xinjiang Breslin, therefore the preferential tax policy of Xinjiang Breslin reduced the overall effective tax rate of the Company.

(2)	Leishen Hong Kong is a non-PRC entity not subject to PRC corporate income tax policies. In fiscal year 2025, the net income of Leishen Hong Kong decreased the overall effective tax rate of the Company.

(3)	With the deregistration of Sichuan Leishen Green on August 1, 2025, losses incurred in fiscal year 2025 cannot be utilized in the future. Management of the Company recognized an allowance of deferred income tax assets (DIA) related to current year losses, resulting in the increase in effective tax rate.

SCHEDULE OF COMPONENTS OF DEFERRED TAX ASSETS AND LIABILITIES

Components of deferred tax assets and liabilities were as follows:

	As of September 30,
	2025	2024
Deferred tax assets
Allowance for expected credit losses	$1,229,011	$776,991
Impairment of a long-term investment	-	71,353
Unbilled cost	3,533,431	2,588,288
Net operating loss carryforwards	408,789	-
Total deferred tax assets	5,171,231	3,436,632
Deferred tax liabilities
Unbilled revenue	(4,350,674)	(3,492,293)
Long-term investment gain of equity method	-	(12,879)
Other	(218,299)	(238,973)
Total deferred tax liabilities	(4,568,973)	(3,744,145)
Net deferred tax assets (liabilities)	$602,258	$(307,513)

SCHEDULE OF TAXES PAYABLE	Taxes payable consisted of the following:
	As of September 30,
	2025	2024
VAT payable	$857,680	$317,612
Income taxes payable	2,915,661	3,091,437
Other	8,397	9,676
Total	$3,781,738	$3,418,725